UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/15

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Common Stock—97.3% †	Number of Shares	Fair Value
Aerospace & Defense—4.8%
General Dynamics Corp.	427,588	$58,985,765
Hexcel Corp.	836,944	37,545,308
Honeywell International Inc.	921,708	87,276,530
The Boeing Co.	204,027	26,717,336
United Technologies Corp.	222,878	19,833,913
		230,358,852
Agricultural Products—1.1%
Archer-Daniels-Midland Co.	1,254,548	52,001,015
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	195,345	19,278,598
Airlines—1.1%
Delta Air Lines Inc.	1,226,331	55,025,472
Apparel, Accessories & Luxury Goods—0.1%
Coach Inc.	86,820	2,511,703
Application Software—0.7%
Intuit Inc.	368,985	32,747,419
Asset Management & Custody Banks—4.4%
Ameriprise Financial Inc.	640,296	69,875,502
Invesco Ltd.	2,157,475	67,377,944
State Street Corp.	1,080,908	72,647,827	(a)
		209,901,273
Auto Parts & Equipment—0.8%
BorgWarner Inc.	161,755	6,727,390
Delphi Automotive PLC	401,542	30,533,254
		37,260,644
Automobile Manufacturers—0.6%
Ford Motor Co.	2,170,498	29,453,658
Automotive Retail—0.7%
Advance Auto Parts Inc.	173,640	32,909,989
Biotechnology—5.1%
Alexion Pharmaceuticals Inc.	243,096	38,017,783	(b)
Amgen Inc.	881,222	121,890,627
Gilead Sciences Inc.	844,324	82,904,174
		242,812,584
Broadcasting—0.2%
CBS Corp., Class B	282,165	11,258,384
Cable & Satellite—4.3%
Comcast Corp., Class A	1,530,201	87,037,833
Comcast Corp., Special Class A	868,199	49,695,710
Liberty Global PLC, Class C	1,280,594	52,529,966	(b)
Sirius XM Holdings Inc.	4,340,997	16,235,329	(b)
		205,498,838
Casinos & Gaming—0.3%
Las Vegas Sands Corp.	360,303	13,680,705
Communications Equipment—3.9%
Cisco Systems Inc.	3,906,897	102,556,046
QUALCOMM Inc.	1,623,533	87,232,428
		189,788,474

Consumer Finance—0.7%
Discover Financial Services	629,445	32,724,846
Data Processing & Outsourced Services—1.9%
PayPal Holdings Inc.	781,379	24,254,004	(b)
Visa Inc., Class A	955,019	66,526,624
		90,780,628
Diversified Banks—5.8%
Bank of America Corp.	4,319,291	67,294,554
Citigroup Inc.	303,870	15,074,991
JPMorgan Chase & Co.	2,283,787	139,242,493
Wells Fargo & Co.	1,074,397	55,170,286
		276,782,324
Drug Retail—1.7%
CVS Health Corp.	846,494	81,669,741
Electric Utilities—0.6%
NextEra Energy Inc.	303,870	29,642,518
Electrical Components & Equipment—0.5%
Rockwell Automation Inc.	217,050	22,024,063
Fertilizers & Agricultural Chemicals—0.8%
Monsanto Co.	455,805	38,898,399
General Merchandise Stores—2.4%
Dollar General Corp.	813,938	58,961,669
Target Corp.	716,266	56,341,483
		115,303,152
Healthcare Distributors—0.6%
Cardinal Health Inc.	379,837	29,179,078
Healthcare Equipment—4.3%
Abbott Laboratories	976,724	39,283,839
Boston Scientific Corp.	3,993,717	65,536,896	(b)
Medtronic PLC	1,226,332	82,090,664
Stryker Corp.	186,663	17,564,989
		204,476,388
Healthcare Supplies—0.7%
The Cooper Companies Inc.	238,755	35,541,069
Home Improvement Retail—1.8%
Lowe’s Companies Inc.	1,258,889	86,762,630
Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	759,674	11,091,240	(b)
NRG Energy Inc.	607,740	9,024,939
		20,116,179
Industrial Machinery—1.0%
Dover Corp.	157,439	9,002,362
Ingersoll-Rand PLC	770,526	39,119,605
		48,121,967
Integrated Oil & Gas—3.4%
Cenovus Energy Inc.	1,996,859	30,272,382
Exxon Mobil Corp.	813,937	60,516,216
Occidental Petroleum Corp.	1,063,544	70,353,436
		161,142,034
Integrated Telecommunication Services—0.5%
Verizon Communications Inc.	607,740	26,442,767
Internet Retail—1.3%
Amazon.com Inc.	125,889	64,441,320	(b)

Internet Software & Services—5.3%
Baidu Inc. ADR	299,529	41,158,280	(b)
eBay Inc.	1,128,659	27,584,426	(b)
Facebook Inc., Class A	347,280	31,220,472	(b)
Google Inc., Class A	108,525	69,279,104	(b)
Google Inc., Class C	108,525	66,028,781	(b)
LinkedIn Corp., Class A	104,184	19,808,504	(b)
		255,079,567
Investment Banking & Brokerage—0.9%
The Charles Schwab Corp.	1,562,759	44,632,397
Life & Health Insurance—0.5%
Lincoln National Corp.	477,510	22,662,625
Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	184,493	8,479,298
Movies & Entertainment—2.2%
The Walt Disney Co.	416,736	42,590,419
Time Warner Inc.	900,757	61,927,044
		104,517,463
Multi-Line Insurance—3.4%
American International Group Inc.	1,508,496	85,712,743
The Hartford Financial Services Group Inc.	1,671,284	76,511,381
		162,224,124
Multi-Utilities—0.8%
Dominion Resources Inc.	568,670	40,022,995
Oil & Gas Equipment & Services—1.8%
FMC Technologies Inc.	510,067	15,812,077	(b)
Schlumberger Ltd.	1,011,452	69,759,844
		85,571,921
Oil & Gas Exploration & Production—1.4%
Hess Corp.	1,106,953	55,414,067
Marathon Oil Corp.	889,904	13,704,522
		69,118,589
Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	1,237,184	51,800,894
Paper Packaging—0.2%
Packaging Corporation of America	151,935	9,140,410
Pharmaceuticals—7.4%
Allergan PLC	538,284	146,310,974	(b)
Johnson & Johnson	477,510	44,575,559
Merck & Company Inc.	1,682,136	83,080,697
Pfizer Inc.	2,539,483	79,765,161
		353,732,391
Railroads—0.3%
CSX Corp.	542,625	14,596,612
Real Estate Services—0.3%
CBRE Group Inc., Class A	406,524	13,008,768	(b)
Research & Consulting Services—1.3%
Nielsen Holdings PLC	1,432,530	63,704,609
Semiconductor Equipment—0.8%
Applied Materials Inc.	2,756,533	40,493,470
Soft Drinks—2.0%
PepsiCo Inc.	1,017,964	95,994,005
Specialized Finance—2.1%
CME Group Inc.	629,445	58,374,729
McGraw Hill Financial Inc.	477,510	41,304,615
		99,679,344

Specialized REITs—0.5%
American Tower Corp.	286,511	25,207,238
Specialty Stores—0.5%
Dick’s Sporting Goods Inc.	477,510	23,689,271
Systems Software—0.6%
Oracle Corp.	781,379	28,223,409
Technology Hardware, Storage & Peripherals—5.3%
Apple Inc.	1,167,728	128,800,399
EMC Corp.	824,789	19,926,902
Hewlett-Packard Co.	1,866,628	47,804,343
Western Digital Corp.	737,969	58,624,257
		255,155,901
Trading Companies & Distributors—0.5%
United Rentals Inc.	434,100	26,067,705	(b)
Wireless Telecommunication Services—1.0%
SBA Communications Corp., Class A	477,071	49,968,417	(b)
Total Common Stock (Cost $4,164,943,925)		4,671,308,134

		Principal Amount
Short-Term Investments—2.8%
Time Deposit—2.8%
State Street Corp.
0.01%	10/01/15
(Cost $132,728,175)		$132,728,175	132,728,175	(a)

Total Investments (Cost $4,297,672,100)			4,804,036,309

Liabilities in Excess of Other Assets, net—(0.1)%			(4,807,126)

NET ASSETS—100.0%			$4,799,229,183

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

†	Percentages are based on net assets as of September 30, 2015.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$4,671,308,134	$—	$—	$4,671,308,134
Short-Term Investments	—	132,728,175	—	132,728,175

Total Investments in Securities	$4,671,308,134	$132,728,175	$—	$4,804,036,309

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$4,312,138,887	$753,719,341	$(261,821,919)	$491,897,422

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton Chairman of the Board and President, GE RSP Funds

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton Chairman of the Board and President, GE RSP Funds

Date: November 20, 2015

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: November 20, 2015